Trade and other payables (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade and other payables [Line Items]
Average credit period Expressed As Creditor Days	92 days	90 days
Trade and other payables	$ 279,949,000	$ 137,817,000
Financial liabilities that are part of supplier finance arrangements
Disclosure Of Trade and other payables [Line Items]
Trade and other payables	$ 2,664,000